AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 88.7%
Exchange-Traded Funds — 46.3%
Goldman Sachs ActiveBeta International Equity ETF**(a)	56,184	$ 1,589,446
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF**(a)	102,008	6,109,259
iShares Core MSCI EAFE ETF	127,502	7,786,547
iShares Core MSCI Emerging Markets ETF	58,416	2,863,552

Total Exchange-Traded Funds (cost $17,885,134)		18,348,804
Unaffiliated Mutual Funds** — 42.4%
Goldman Sachs Absolute Return Tracker Fund, (Institutional Shares)	201,780	1,979,458
Goldman Sachs Alternative Premia Fund, (Institutional Shares)	113,736	930,361
Goldman Sachs Core Fixed Income Fund, (Institutional Shares)	530,887	5,781,361
Goldman Sachs Emerging Markets Debt Fund, (Institutional Shares)	62,387	772,974
Goldman Sachs Emerging Markets Equity Insights Fund, (Institutional Shares)	172,379	1,563,476
Goldman Sachs Global Infrastructure Fund, (Institutional Shares)	58,021	702,058
Goldman Sachs High Yield Floating Rate Fund, (Institutional Shares)	60,150	564,806
Goldman Sachs High Yield Fund, (Institutional Shares)	59,991	383,944
Goldman Sachs International Real Estate Securities Fund, (Institutional Shares)	44,567	290,574
Goldman Sachs Local Emerging Markets Debt Fund, (Institutional Shares)	97,499	568,417
Goldman Sachs Managed Futures Strategy Fund, (Institutional Shares)	90,153	979,067
Goldman Sachs Real Estate Securities Fund, (Institutional Shares)	18,976	310,262
Goldman Sachs Tactical Tilt Overlay Fund, (Institutional Shares)*	198,532	1,991,278

Total Unaffiliated Mutual Funds (cost $16,518,572)		16,818,036

Total Long-Term Investments (cost $34,403,706)		35,166,840

Short-Term Investments — 13.6%
Affiliated Mutual Funds — 13.0%
PGIM Core Ultra Short Bond Fund(w)	3,962,197	3,962,197
PGIM Institutional Money Market Fund (cost $1,176,537; includes $1,176,237 of cash collateral for securities on loan)(b)(w)	1,176,420	1,176,537

Total Affiliated Mutual Funds (cost $5,138,734)		5,138,734
SharesShares	Value

Options Purchased*~ — 0.6%
(cost $173,315)	$ 232,800

Total Short-Term Investments (cost $5,312,049)	5,371,534

TOTAL INVESTMENTS—102.3% (cost $39,715,755)	40,538,374

Liabilities in excess of other assets(z) — (2.3)%	(914,343)

Net Assets — 100.0%	$ 39,624,031

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

EAFE	Europe, Australasia, Far East
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s

*	Non-income producing security.
**	Investment is an affiliate of the Subadvisor.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,147,881; cash collateral of $1,176,237 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
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AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
90 Day Euro Dollar Futures	Call	03/16/20	$98.50	6	15	$ 1,725
90 Day Euro Dollar Futures	Call	06/15/20	$98.50	4	10	1,975
90 Day Euro Dollar Futures	Call	09/14/20	$97.50	4	10	10,275
90 Day Euro Dollar Futures	Call	09/14/20	$98.00	1	3	1,438
90 Day Euro Dollar Futures	Call	12/14/20	$97.50	4	10	10,350
90 Day Euro Dollar Futures	Call	12/14/20	$98.00	1	3	1,500
90 Day Euro Dollar Futures	Call	03/15/21	$97.00	3	8	12,037
90 Day Euro Dollar Futures	Call	03/15/21	$98.25	34	85	42,925
90 Day Euro Dollar Futures	Call	06/14/21	$97.00	3	8	12,206
90 Day Euro Dollar Futures	Call	06/14/21	$98.00	11	28	19,800
90 Day Euro Dollar Futures	Call	06/14/21	$98.25	30	75	40,875
90 Day Euro Dollar Futures	Call	09/13/21	$97.00	4	10	16,350
90 Day Euro Dollar Futures	Call	09/13/21	$98.25	28	70	39,900
90 Day Euro Dollar Futures	Call	12/13/21	$98.13	1	3	1,644
90 Day Euro Dollar Futures	Call	12/13/21	$98.50	18	45	19,800
Total Options Purchased (cost $173,315)						$232,800
Futures contracts outstanding at September 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
12	30 Day Federal Funds	Oct. 2019	$ 4,908,018	$ 239
9	Russell 2000 E-Mini Index	Dec. 2019	686,250	(25,363)
50	S&P 500 E-Mini Index	Dec. 2019	7,446,250	(68,334)
				(93,458)
Short Position:
60	90 Day Euro Dollar	Mar. 2020	14,749,500	(30,241)
				$(123,699)
Forward foreign currency exchange contracts outstanding at September 30, 2019:
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 12/18/19	Morgan Stanley & Co. International PLC	AUD	1,050	$ 714,599	$ 710,472	$ 4,127	$ —
British Pound,
Expiring 12/18/19	Morgan Stanley & Co. International PLC	GBP	1,380	1,688,860	1,702,340	—	(13,480)
Danish Krone,
Expiring 12/18/19	Morgan Stanley & Co. International PLC	DKK	1,150	171,199	168,986	2,213	—
Euro,
Expiring 12/18/19	Morgan Stanley & Co. International PLC	EUR	2,860	3,174,852	3,136,398	38,454	—
Hong Kong Dollar,
Expiring 12/18/19	Morgan Stanley & Co. International PLC	HKD	2,870	366,317	366,457	—	(140)
Israeli Shekel,
Expiring 12/18/19	Morgan Stanley & Co. International PLC	ILS	120	34,368	34,668	—	(300)
Japanese Yen,
Expiring 12/18/19	Morgan Stanley & Co. International PLC	JPY	262,000	2,482,859	2,437,317	45,542	—
New Zealand Dollar,
Expiring 12/18/19	Morgan Stanley & Co. International PLC	NZD	40	25,446	25,093	353	—
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AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone,
Expiring 12/18/19	Morgan Stanley & Co. International PLC	NOK	600	$ 66,339	$ 66,035	$ 304	$ —
Singapore Dollar,
Expiring 12/18/19	Morgan Stanley & Co. International PLC	SGD	190	137,441	137,593	—	(152)
Swedish Krona,
Expiring 12/18/19	Morgan Stanley & Co. International PLC	SEK	2,475	254,986	252,793	2,193	—
Swiss Franc,
Expiring 12/18/19	Morgan Stanley & Co. International PLC	CHF	930	953,396	938,392	15,004	—
				$10,070,662	$9,976,544	108,190	(14,072)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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